Condensed Parent Company Financial Information - Summary of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 1,779	$ 1,866	$ 1,726	$ 1,730	$ 1,953	$ 1,694	$ 1,611	$ 1,480	$ 1,607	$ 1,556	$ 1,517	$ 1,342	$ 7,101	$ 6,738	$ 6,022
Adjustments to reconcile net income to cash provided by operations:
Securities gain														(1)	(56)
Change in other assets, liabilities													289	(1,521)	316
Net cash provided by operating activities													8,955	6,967	7,666
Cash flows from investing activities:
Proceeds from sale of securities														1	1,576
Net cash provided by investing activities													(39,305)	(21,069)	(36,685)
Cash flows from financing activities:
Cash dividends paid													(2,304)	(2,139)	(2,082)
Net cash used in financing activities													29,932	12,668	23,368
Increase in cash													(418)	(1,434)	(5,651)
Parent Company [Member]
Cash flows from operating activities:
Net income													7,101	6,738	6,022
Adjustments to reconcile net income to cash provided by operations:
Equity earnings in subsidiary, net of dividends													(4,724)	(4,539)	(3,904)
Securities gain															(35)
Change in other assets, liabilities													13	71	2
Net cash provided by operating activities													2,390	2,270	2,085
Cash flows from investing activities:
Proceeds from sale of securities															88
Net cash provided by investing activities															88
Cash flows from financing activities:
Cash dividends paid													(2,304)	(2,139)	(2,082)
Net cash used in financing activities													(2,304)	(2,139)	(2,082)
Increase in cash													86	131	91
Cash at beginning of year				$ 921				$ 790				$ 699	921	790	699
Cash at end of year	$ 1,007				$ 921				$ 790				$ 1,007	$ 921	$ 790